NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund
NVIT BlackRock Equity Dividend Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT Fidelity Institutional AM® Emerging Markets Fund (formerly, NVIT Emerging Markets Fund)
NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund)
NVIT International Equity Fund
NVIT Invesco Small Cap Growth Fund
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT J.P. Morgan Equity and Options Total Return Fund (formerly, NVIT AQR Large Cap Defensive Style Fund)
NVIT J.P. Morgan U.S. Equity Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund)
NVIT Real Estate Fund
NVIT Victory Mid Cap Value Fund

Supplement dated January 28, 2026
to the Prospectus dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT BlackRock Equity Dividend Fund (the “Fund”)

Effective immediately, the Prospectus is amended as follows:

1.	The table under the section entitled “Portfolio Managers” on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Cem Inal	Managing Director/Portfolio Manager	Since 2026
David Zhao	Managing Director/Portfolio Manager	Since 2017

2.	The information relating to the Fund under the heading “Portfolio Management” on page 121 of the Prospectus is deleted in its entirety and replaced with the following:

Cem Inal and David Zhao, are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Mr. Inal has been a Managing Director of BlackRock, Inc. since 2025. Prior to that he was Chief Investment Officer of US Large Cap Value Equities at AllianceBernstein from 2020 to 2025.

Mr. Zhao has been a Managing Director of BlackRock, Inc. since 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE